Inventories (Tables)	9 Months Ended
Sep. 30, 2015
Inventory Disclosure [Abstract]
Components of Inventories	The components of inventories were as follows (in millions):

	September 30, 2015	December 31, 2014
Raw materials	$69.1	$69.0
Work in process	30.2	33.0
Finished products	81.3	78.5

	$180.6	$180.5